Business Combinations - Schedule of Purchase Price (Details) - USD ($)	Sep. 30, 2025	Oct. 24, 2024
Purchase consideration at fair value:
Class A common stock	$ 14,424,860
Assets acquired and liabilities assumed at fair value
Cash	14,596,267
Accounts receivable	305,380	$ 1,515,824
Prepaid expenses and other current assets	1,065,991
Other assets	14,597
Operating lease right-of-use assets	130,225
Goodwill	80,950
Accounts payable	(782,184)
Accrued expenses	(856,141)
Operating lease liabilities	(130,225)
Net assets acquired	$ 14,424,860